Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Current Assets [Abstract]
Advance to suppliers	$ 144,324	$ 145,423
Prepaid expenses	5,512	4,607
Receivable from related party		24
Other assets	3,095	3,069
Total	$ 152,931	$ 153,123